SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Asset Based Financing (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity
Total unconsolidated VIE assets	$ 441,575	$ 425,355
Maximum exposure to unconsolidated VIEs	63,818	56,125
Asset-based financing
Variable Interest Entity
Total unconsolidated VIE assets	235,547	214,205
Maximum exposure to unconsolidated VIEs	45,570	35,854
Commercial and other real estate | Asset-based financing
Variable Interest Entity
Total unconsolidated VIE assets	32,932	34,570
Maximum exposure to unconsolidated VIEs	7,461	7,758
Corporate loans | Asset-based financing
Variable Interest Entity
Total unconsolidated VIE assets	18,257	12,022
Maximum exposure to unconsolidated VIEs	12,581	7,654
Other (including investment funds, airlines and shipping) | Asset-based financing
Variable Interest Entity
Total unconsolidated VIE assets	184,358	167,613
Maximum exposure to unconsolidated VIEs	$ 25,528	$ 20,442